Related party balances and transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables - related parties	$ 135,920	$ 123,532
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Other receivables - related parties		123,532	$ 115,718
Fujian Tantan Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY
Nature description	Interest free, due on June 15, 2025
Other receivables - related parties	$ 121,951	$ 109,621
Fujian Tantan Technology Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY
Nature description		Interest free, due on June 15, 2025
Other receivables - related parties		$ 109,621	111,259
Fuzhou Jinhui Environmental Service Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Spouse of Wang who is a supervisor of Huzhou CDT
Nature description	Interest free, due on December 31, 2025
Other receivables - related parties	$ 13,969	$ 13,911
Fuzhou Jinhui Environmental Service Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Fujian Jinshun environmental Co, Ltd (“Jinshun”) is the major shareholder of FZ Jinhui. Weihao Chen is the Major shareholder of Jinshun, and the legal representative of FZ LSY.
Nature description		Interest free, due on August 31, 2023 (extended to August 31, 2024)
Other receivables - related parties			4,459
Yueyu Qi [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Spouse of Wang who is a supervisor of Huzhou CDT
Nature description		Interest free, due on December 31, 2025
Other receivables - related parties		$ 13,911